Related Party Transactions - Significant related party transactions (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Related Party Transactions
Other payables	$ 63	$ 73
Service fees	5,518	4,286	$ 2,548
Acquisition of right-of-use assets	323	620	319
Outstanding balance:
Less: current portion (shown as 'current lease liabilities')	(251)	(449)
Net lease liabilities	338	638
Interest expense - lease liabilities	8	9	9
Cyber Link
Related Party Transactions
Service revenue	28	35	27
Other payables	38	44
Operating expenses	80	128	157
Acquisition of right-of-use assets		530
Outstanding balance:
Total lease liabilities	145	429
Less: current portion (shown as 'current lease liabilities')	(145)	(268)
Net lease liabilities		161
Interest expense - lease liabilities	$ 5	4	4
Cyber Link | Minimum
Related Party Transactions
Lease rental contractual period	1 year
Cyber Link-Japan
Related Party Transactions
Other payables	$ 25	29
Rent expense	$ 90	$ 99	$ 91
Cyber Link-Japan | Maximum
Related Party Transactions
Lease rental contractual period	2 years